Schedule of Other Long-term Liabilities (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Lease termination payments	$ 7,269,469	$ 541,381
Deferred cash payments	666,677
Other	136,296	211,984
Other long-term liabilities	$ 8,072,442	$ 753,365